QUARTERLY REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	February 28, 2018

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Board of Directors of Virtus Total Return Fund Inc. (“the Fund”) adopted a Managed Distribution Plan (the “Plan”) which provides for the Fund to make a quarterly distribution rate of $0.361 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.

If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

The amounts and sources of distributions reported in the Fund’s notices pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for 2018 that tells them how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available at www.Virtus.com. Section 19(a) notices are posted on the website at: http://www.virtus.com/our-products/closed-end-fund-details/ZF.

MESSAGE TO SHAREHOLDERS

Dear Virtus Total Return Fund Inc. Shareholder:

Enclosed is the quarterly report for the Virtus Total Return Fund Inc. (ZF) for the three-month period ended February 28, 2018.

For the three months ended February 28, 2018, the fund’s net asset value (NAV) decreased 12.51%, including $0.361 in reinvested distributions, and its market price decreased 11.68%. During the same period, the fund’s composite benchmark, consisting of 60% FTSE Developed Core Infrastructure 50/50 Index (net)1 and 40% Bloomberg Barclays U.S. Aggregate Bond Index2, declined 5.10%, including reinvested dividends. Performance of the composite’s underlying indices over this period included a loss of 7.39% for the FTSE Developed Core Infrastructure 50/50 Index (net) and a loss of 1.64% for the Bloomberg Barclays U.S. Aggregate Bond Index.

The fund’s performance was reflective of the profound shift in the trading environment in the last two months of the quarter and the impact of the fund’s options overlay strategy, which lost 7.14% (gross of expenses) for the three months ended February 28, 2018. Market volatility remained at historically low levels through January, but returned in February, as evidenced by steep market losses early in the month. While the options overlay strategy can adapt to a broad range of volatility environments, an abrupt shift from lower to higher volatility, such as occurred in the recent quarter, can lead to significant losses. On balance, we continue to believe the options overlay strategy provides long-term benefits to the fund, as it has demonstrated with an annualized return of 1.86% (gross of expenses) since the strategy was implemented on March 3, 2014.

We thank all shareholders for entrusting your assets to us. Should you have any questions or require support, the Virtus customer service team is ready to assist at 1-866-270-7788 or through the closed-end fund section of our website, virtus.com.

Sincerely,

George R. Aylward

President, Chief Executive Officer, and Trustee

Virtus Total Return Fund Inc.

March 2018

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

[1]	The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. Prior to March 1, 2017, the performance of the composite benchmark represents an allocation of 60% MSCI World Infrastructure Sector Capped Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. For the three months ended February 28, 2018, the MSCI World Infrastructure Sector Capped Index (net) declined 5.71%.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market, calculated on a total return basis.

MESSAGE TO SHAREHOLDERS (Continued)

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to the risk of loss of principal; shares may decrease in value.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Options Overlay Strategy: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500 Index, has resulted and, in the future, may result in losses for investors.

Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying and may increase downside losses.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market value that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

Portfolio Holdings Summary Weightings

The following table presents the portfolio holdings within certain sectors and as a percentage of total investments net of written options attributable to each sector.
Common Stocks		62%
Utilities	24%
Industrials	21
Energy	10
All other Common Stock	7
Corporate Bonds and Notes		20
Energy	5
Financials	4
All other Corporate Bonds and Notes	11
Foreign Government Securities		5
Mortgage-Backed Securities		4
Loan Agreements		4
Other		5

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—0.8%
U.S. Treasury Note 2.250%, 8/15/27(16)	$2,000	$1,895
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $1,896)		1,895
FOREIGN GOVERNMENT SECURITIES—6.7%
Argentine Republic 7.500%, 4/22/26	725	774
5.875%, 1/11/28	230	215
Series NY, 8.280%, 12/31/33	967	1,058
6.875%, 1/11/48	155	142
Bolivarian Republic of Venezuela
RegS, 8.250%, 10/13/24(4)(7)	610	166
RegS, 7.650%, 4/21/25(4)(7)	830	226
9.375%, 1/13/34(7)	225	64

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Dominican Republic 144A 6.875%, 1/29/26(3)	$165		$185
Federative Republic of Brazil 12.500%, 1/5/22	2,595	BRL	898
Notas de Tesouro National F Series, 10.000%, 1/1/25	730	BRL	235
5.625%, 1/7/41	490		473
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(3)	400		394
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	580		573
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	265		263
Kingdom of Morocco 144A 5.500%, 12/11/42(3)(16)	600		649

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Provincia de Buenos Aires 144A, 9.125%, 3/16/24(3)	$375		$418
144A, 7.875%, 6/15/27(3)	275		287
Republic of Chile 5.500%, 8/5/20	240,500	CLP	422
Republic of Colombia 4.375%, 3/21/23	1,106,000	COP	362
9.850%, 6/28/27	1,050,000	COP	456
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	440		457
Republic of Ecuador 144A 8.875%, 10/23/27(3)	200		211
Republic of Ghana 144A 10.750%, 10/14/30(3)	255		342
Republic of Indonesia
FR70, 8.375%, 3/15/24	7,065,000	IDR	565
FR56, 8.375%, 9/15/26	4,365,000	IDR	351
Republic of South Africa 7.750%, 2/28/23	4,500	ZAR	386
4.875%, 4/14/26	200		200
4.300%, 10/12/28	610		574
Republic of Turkey 6.250%, 9/26/22	425		453
4.875%, 10/9/26	615		587
4.875%, 4/16/43	435		356
Russian Federation 144A, 7.850%, 3/10/18(3)	10,000	RUB	177
6216, 6.700%, 5/15/19	37,135	RUB	661
6215, 7.000%, 8/16/23	21,535	RUB	390
Sultanate of Oman 144A, 5.375%, 3/8/27(3)(16)	625		620
144A, 5.625%, 1/17/28(3)(16)	435		433
Ukraine 144A, 7.750%, 9/1/23(3)	195		204
144A, 7.750%, 9/1/26(3)	835		858
United Mexican States
Series M, 6.500%, 6/9/22	5,044	MXN	257
4.150%, 3/28/27	265		265
4.750%, 3/8/44	12		12
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $17,393)			16,619

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—6.1%
Agency—0.4%
FNMA 4.000%, 8/1/47	$517	$530
4.000%, 9/1/47	566	581

		1,111

Non-Agency—5.7%
American Homes 4 Rent Trust 2014-SFR2, C 144A, 4.705%, 10/17/36(3)	390	409
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	340	359
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	171	171
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (5.850% minus 1 month LIBOR) 4.162%, 6/25/33(2)	116	115
AMSR Trust 2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 3.840%, 11/17/33(2)(3)	245	248
2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 3.990%, 11/17/33(2)(3)	385	389
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(2)(3)	215	217
Banc of America Funding Trust 2004-D, 5A1, 3.662%, 1/25/35(2)	91	86
2005-1, 1A1, 5.500%, 2/25/35	10	10
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	109	112
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A 3.475%, 4/28/32(2)(3)	46	46

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	$400	$413
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	310	326
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	163	167
Bayview Opportunity Master Fund IVb Trust 2017-SPL3, B1 144A 4.250%, 11/28/53(2)(3)	150	157
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	245	249
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(3)	440	426
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(2)(3)	98	98
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 3.738%, 12/17/33(2)(3)	505	505
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A 3.074%, 5/27/47(2)(3)	63	62
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	43	41
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 3.527%, 1/25/34(2)	125	129
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(2)(3)	58	58
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	140	140

	PAR VALUE	VALUE
Non-Agency (continued)
Galton Funding Mortgage Trust 2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	$207	$207
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	275	273
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	36	36
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(2)	176	176
Home Equity Mortgage Trust 2005-2, M7, (1 month LIBOR + 1.680%) 3.301%, 7/25/35(2)	153	152
JPMorgan Chase (Bear Stearns) Alternate Loan Trust 2004-5, 3A1 3.807%, 6/25/34(2)	287	293
JPMorgan Chase Mortgage Trust 2014-5, B2 144A, 3.000%, 10/25/29(2)(3)	145	137
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	331	330
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	353	351
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	207	201
2017-5, A1 144A, 3.190%, 10/26/48(2)(3)	485	483
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	93	92
MASTR Alternative Loan Trust 2004-4, 6A1 5.500%, 4/25/34	68	70
New Residential Mortgage Loan Trust 2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	133	135
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	179	181
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	610	628
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	191	195

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(2)(3)	$249	$248
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	355	357
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(2)(3)	113	113
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(3)	150	147
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(2)(3)	566	564
Resecuritization Pass-Through Trust 2005-8R, A5 6.000%, 10/25/34	56	57
Residential Asset Mortgage Products Trust 2004-SL4, A3 6.500%, 7/25/32	51	51
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	115	118
Structured Asset Securities Corp. Assistance Loan Trust 2003-AL1, A 144A 3.357%, 4/25/31(3)	80	79
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	220	217
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	300	303
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	160	160
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	185	186
2017-6, A2 144A, 3.000%, 10/25/57(2)(3)	150	144
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	1,065	1,044

	PAR VALUE	VALUE
Non-Agency (continued)
Tricon American Homes Trust 2016-SFR1, C 144A, 3.487%, 11/17/33(3)	$635	$630
2017-SFR1, A 144A, 2.716%, 9/17/34(3)	105	102
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(2)(3)	189	188
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(2)(3)	100	99
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)(3)	137	136
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	185	182

		13,998
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $15,239)		15,109
ASSET-BACKED SECURITIES—2.8%
Automobiles—1.4%
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	380	373
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	175	178
Chrysler Capital Auto Receivables Trust 2016-BA, D 144A 3.510%, 9/15/23(3)	385	376
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	450	448
Exeter Automobile Receivables Trust 2015-2A, C 144A, 3.900%, 3/15/21(3)	185	187
2016-3A, B 144A, 2.840%, 8/16/21(3)	440	440

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Flagship Credit Auto Trust 2015-1, D 144A, 5.260%, 7/15/21(3)	$415	$424
2014-1, E 144A, 5.710%, 8/16/21(3)	150	152
GLS Auto Receivables Trust 2017-1A, B 144A, 2.980%, 12/15/21(3)	455	452
2017-1A, C 144A, 3.500%, 7/15/22(3)	455	454

		3,484

Other—1.4%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	431	425
CLUB Credit Trust 2017-P1, B 144A 3.560%, 9/15/23(3)	305	305
Conn’s Receivables Funding LLC 2017-B, B 144A 4.520%, 11/15/20(3)	380	384
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	379	376
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	317	315
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	419	407
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	260	261
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	315	315
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	443	444
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(3)	282	277

		3,509
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $7,012)		6,993

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—27.9%
Consumer Discretionary—3.2%
Beazer Homes USA, Inc. 6.750%, 3/15/25	$250	$252
5.875%, 10/15/27	185	176
Cablevision Systems Corp. 5.875%, 9/15/22	375	375
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	200	195
Charter Communications Operating LLC 4.908%, 7/23/25(16)	385	396
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	325	325
Discovery Communications LLC 3.950%, 3/20/28	365	350
DISH DBS Corp. 7.750%, 7/1/26	220	217
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	135	139
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	315	336
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	150	148
iHeartCommunications, Inc. 9.000%, 12/15/19(7)	130	104
L Brands, Inc. 6.875%, 11/1/35	240	240
Lennar Corp. 144A, 5.000%, 6/15/27(3)	230	229
144A, 4.750%, 11/29/27(3)	380	368
M/I Homes, Inc. 5.625%, 8/1/25	295	296
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	300	290
MDC Holdings, Inc. 5.500%, 1/15/24	150	156

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Meredith Corp. 144A 6.875%, 2/1/26(3)	$210	$217
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	200	121
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	200	128
QVC, Inc. 5.125%, 7/2/22(16)	365	378
Scientific Games International, Inc. 6.625%, 5/15/21	370	382
144A, 5.000%, 10/15/25(3)	230	227
TRI Pointe Group, Inc. 5.875%, 6/15/24	375	387
Viking Cruises Ltd. 144A 5.875%, 9/15/27(3)	370	361
Vista Outdoor, Inc. 5.875%, 10/1/23	370	366
Weekley Homes LLC 144A 6.625%, 8/15/25(3)	375	375
Wyndham Worldwide Corp. 4.500%, 4/1/27	265	263

		7,797

Consumer Staples—0.7%
Albertsons’s Cos LLC 5.750%, 3/15/25	85	74
BAT Capital Corp. 144A 3.557%, 8/15/27(3)	178	170
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	175	184
ESAL GmbH 144A 6.250%, 2/5/23(3)	430	409
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	165	160
MARB BondCo plc 144A 7.000%, 3/15/24(3)	315	310
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	140	141
Safeway, Inc. 7.250%, 2/1/31	250	209
Tops Holding LLC 144A 8.000%, 6/15/22(3)(7)	300	157

		1,814

	PAR VALUE	VALUE
Energy—7.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)(16)	$358	$382
Alta Mesa Holdings LP 7.875%, 12/15/24	245	261
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	235	239
Anadarko Finance Co. Series B 7.500%, 5/1/31	165	209
Berry Petroleum Co. LLC 144A 7.000%, 2/15/26(3)	85	86
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	210	215
Bristow Group, Inc. 144A 8.750%, 3/1/23(3)	75	76
Callon Petroleum Co. 6.125%, 10/1/24	328	335
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	460	515
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	370	355
Continental Resources, Inc. 4.500%, 4/15/23	185	187
Crestwood Midstream Partners LP 6.250%, 4/1/23	275	283
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)	69	71
Ecopetrol S.A. 5.875%, 9/18/23	145	157
5.375%, 6/26/26(16)	410	432
Encana Corp. 8.125%, 9/15/30(16)	220	287
Energy Transfer Equity LP 5.000%, 10/1/22	120	125
5.875%, 1/15/24	475	504
Energy Transfer LP 5.875%, 3/1/22	145	155
EP Energy LLC 6.375%, 6/15/23	95	51
144A, 9.375%, 5/1/24(3)	105	77
144A, 8.000%, 11/29/24(3)	270	278

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
FTS International, Inc. 6.250%, 5/1/22	$60	$60
Gazprom OAO 144A 4.950%, 2/6/28(3)(6)(16)	280	286
Geopark Ltd. 144A 6.500%, 9/21/24(3)	380	382
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	240	248
HollyFrontier Corp. 5.875%, 4/1/26(16)	415	448
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	425	428
Kinder Morgan, Inc. 7.750%, 1/15/32(16)	500	637
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	625	639
MPLX LP 4.000%, 3/15/28	156	153
Nabors Industries, Inc. 5.500%, 1/15/23	280	278
NuStar Logistics LP 5.625%, 4/28/27	390	386
Oasis Petroleum, Inc. 6.875%, 1/15/23	425	434
Odebrecht Offshore Drilling Finance Ltd. 144A, 6.720%, 12/1/22(3)	57	54
PIK Interest Capitalization, 144A, 7.720%, 12/1/26(3)(13)	160	53
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%(3)(8)(17)	26	1
Parker Drilling Co. 7.500%, 8/1/20	520	480
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(3)	225	221
7.375%, 1/17/27	860	931
144A, 5.999%, 1/27/28(3)	192	189
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(7)	665	168

	PAR VALUE	VALUE
Energy (continued)
Petroleos Mexicanos 4.875%, 1/24/22(16)	$330	$339
144A, 6.500%, 3/13/27(3)(16)	945	1,009
6.500%, 6/2/41(16)	330	330
Range Resources Corp. 4.875%, 5/15/25	465	446
Rosneft Oil Co. 144A 4.199%, 3/6/22(3)(6)	440	439
RSP Permian, Inc. 5.250%, 1/15/25	345	348
Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)	105	106
SESI LLC 144A 7.750%, 9/15/24(3)	280	291
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(3)	385	376
SM Energy Co. 5.625%, 6/1/25	150	143
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	500	554
SRC Energy, Inc. 144A 6.250%, 12/1/25(3)	215	217
State Oil Co. of The Azerbaijan Republic 6.950%, 3/18/30	345	380
Sunoco LP 144A, 5.500%, 2/15/26(3)	105	105
144A, 5.875%, 3/15/28(3)	90	90
Transocean, Inc. 144A, 9.000%, 7/15/23(3)	195	210
6.800%, 3/15/38	145	117
Ultra Resources, Inc. 144A, 6.875%, 4/15/22(3)	17	15
144A, 7.125%, 4/15/25(3)	85	76
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	310	299
Weatherford International Ltd. 9.875%, 2/15/24	140	139
YPF S.A. 144A, 8.500%, 3/23/21(3)	238	261
144A, 8.750%, 4/4/24(3)	75	84
144A, 6.950%, 7/21/27(3)	385	388

		18,518

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Financials—5.5%
Acrisure LLC 144A 7.000%, 11/15/25(3)	$440		$430
AerCap Ireland Capital DAC 3.650%, 7/21/27	380		357
Allstate Corp. (The) 5.750%, 8/15/53(5)(16)	394		421
Ares Capital Corp. 3.625%, 1/19/22	155		153
3.500%, 2/10/23	155		150
Athene Holding Ltd. 4.125%, 1/12/28(16)	375		361
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	400		403
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	305		288
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A, 6.500%, 3/10/21(3)(16)	350		373
144A, 5.125%, 1/18/33(3)	360		350
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)(16)	505		536
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)	280		299
Bancolombia S.A. 5.125%, 9/11/22	360		374
Bank of Montreal 3.803%, 12/15/32	80		76
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	100,000	CLP	174
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(3)(16)	425		397
Capital One Financial Corp. 3.750%, 7/28/26(16)	460		439
Compass Bank 3.875%, 4/10/25(16)	425		415
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(16)	350		357

	PAR VALUE	VALUE
Financials (continued)
FS Investment Corp. 4.750%, 5/15/22(16)	$310	$313
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)(16)	475	506
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	330	337
Huntington Bancshares, Inc. 5.700%, 12/29/49	385	388
ICAHN Enterprises LP 6.375%, 12/15/25	455	457
Jefferies Group LLC 4.850%, 1/15/27	50	52
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)(16)	335	378
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)(16)	870	869
Leucadia National Corp. 5.500%, 10/18/23	220	231
Lincoln National Corp., (3 month LIBOR + 2.040%) 3.785%, 4/20/67(2)(5)(16)	130	123
Navient Corp. 6.750%, 6/25/25	245	252
OM Asset Management plc 4.800%, 7/27/26(16)	315	317
Prudential Financial, Inc. 5.875%, 9/15/42(16)	275	295
Santander Holdings USA, Inc. 144A 4.400%, 7/13/27(3)	375	375
Synchrony Financial 3.950%, 12/1/27	335	322
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	250	248
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	160	157
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	305	302
Voya Financial, Inc. 5.650%, 5/15/53(16)	335	345

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
Wells Fargo & Co. Series S 5.900%, 8/15/27(16)	$900	$939

		13,559

Health Care—1.7%
Anthem, Inc. 3.650%, 12/1/27	99	96
Avantor, Inc. 144A 6.000%, 10/1/24(3)	175	175
Community Health Systems, Inc. 6.250%, 3/31/23	75	68
Concordia International Corp. 144A 9.000%, 4/1/22(3)	120	110
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	155	150
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(13)	195	195
Endo Dac 144A 6.000%, 7/15/23(3)(16)	520	390
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	105	111
HCA, Inc. 5.375%, 2/1/25	210	213
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	345	363
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(3)	170	169
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(3)(13)	30	31
Surgery Center Holdings, Inc. 144A, 8.875%, 4/15/21(3)	280	291
144A, 6.750%, 7/1/25(3)	55	52
Tenet Healthcare Corp. 8.125%, 4/1/22	110	116
144A, 5.125%, 5/1/25(3)	165	160
144A, 7.000%, 8/1/25(3)	235	234

	PAR VALUE	VALUE
Health Care (continued)
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	$230	$188
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(3)	70	70
144A, 5.625%, 12/1/21(3)	65	62
144A, 6.500%, 3/15/22(3)	30	31
144A, 5.875%, 5/15/23(3)	385	342
144A, 7.000%, 3/15/24(3)	25	26
144A, 5.500%, 11/1/25(3)	150	148
144A, 9.000%, 12/15/25(3)	55	55
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	225	224

		4,070

Industrials—1.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	390	376
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	415	416
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(3)(16)	34	35
CNH Industrial N.V. 4.500%, 8/15/23	318	324
DP World Ltd. 144A 6.850%, 7/2/37(3)(16)	310	379
Embraer Netherlands Finance BV 5.400%, 2/1/27	120	127
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	375	384
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	370	389
Masco Corp. 5.950%, 3/15/22	228	249
Navistar International Corp. 144A 6.625%, 11/1/25(3)	380	391
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	30	33
Pitney Bowes, Inc. 4.125%, 5/15/22(16)	433	407

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Industrials (continued)
Standard Industries, Inc. 144A, 5.500%, 2/15/23(3)	$160	$164
144A, 6.000%, 10/15/25(3)(16)	310	327
TransDigm, Inc. 6.500%, 7/15/24	245	253
6.500%, 5/15/25	155	159

		4,413

Information Technology—1.4%
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	114	103
Broadcom Corp. 3.125%, 1/15/25	405	381
Citrix Systems, Inc. 4.500%, 12/1/27(16)	365	362
Dell International LLC 144A, 5.450%, 6/15/23(3)	55	58
144A, 8.100%, 7/15/36(3)	110	134
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	100	102
Jabil, Inc. 3.950%, 1/12/28(16)	375	360
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	140	146
Radiate Holdco LLC 144A, 6.875%, 2/15/23(3)	65	65
144A, 6.625%, 2/15/25(3)	365	350
VeriSign, Inc. 4.750%, 7/15/27	330	322
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	380	371
VMware, Inc. 3.900%, 8/21/27	257	244
Western Digital Corp. 4.750%, 2/15/26	430	433

		3,431

Materials—3.0%
AK Steel Corp. 7.500%, 7/15/23	60	64
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)(16)	400	416
Anglo American Capital plc 144A 4.000%, 9/11/27(3)(16)	475	460

	PAR VALUE	VALUE
Materials (continued)
ARD Securities Finance S.a.r.l. PIK Interest Capitalization, 144A 8.750%, 1/31/23(3)(13)	$365	$380
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(5)(16)	400	454
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	390	405
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	315	313
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	460	452
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)(16)	225	248
Hexion Inc. 6.625%, 4/15/20	200	186
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	500	508
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)(16)	375	371
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	420	434
Mercer International, Inc. 144A 5.500%, 1/15/26(3)	85	85
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)(16)	150	148
144A, 5.000%, 5/1/25(3)(16)	210	208
OCP SA 144A 5.625%, 4/25/24(3)(16)	350	368
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(3)	365	363
PQ Corp. 144A 5.750%, 12/15/25(3)	125	127
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	315	311
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	85	95
Vale Overseas Ltd. 5.875%, 6/10/21(16)	350	374
Vedanta Resources plc 144A 6.125%, 8/9/24(3)	315	317

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Materials (continued)
Yamana Gold, Inc. 144A 4.625%, 12/15/27(3)(16)	$395		$387

			7,474

Real Estate—1.1%
EPR Properties 4.750%, 12/15/26	175		175
4.500%, 6/1/27	200		197
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	375		374
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190		184
Hospitality Properties Trust 4.950%, 2/15/27	80		82
4.375%, 2/15/30	215		208
LifeStorage LP 3.875%, 12/15/27	150		145
MPT Operating Partnership LP 5.500%, 5/1/24	290		297
5.000%, 10/15/27	175		171
Physicians Realty LP 4.300%, 3/15/27	265		263
Select Income REIT 4.500%, 2/1/25(16)	345		339
Uniti Group, Inc. 144A 7.125%, 12/15/24(3)	325		291

			2,726

Telecommunication Services—1.5%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)	200		176
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	98
AT&T, Inc. 5.250%, 3/1/37	50		52
4.800%, 6/15/44(16)	185		177
Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)	380		387
CenturyLink, Inc. Series Y 7.500%, 4/1/24	190		191
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	500		468

	PAR VALUE	VALUE
Telecommunication Services (continued)
Frontier Communications Corp. 6.250%, 9/15/21	$230	$197
10.500%, 9/15/22	370	315
GTH Finance BV 144A 7.250%, 4/26/23(3)	425	465
Level 3 Financing, Inc. 5.375%, 1/15/24	370	368
Qwest Corp. 7.250%, 9/15/25	70	75
Sprint Corp. 7.625%, 3/1/26	120	119
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	400	385
West Corp. 144A 8.500%, 10/15/25(3)	130	126
Windstream Services LLC 144A 8.625%, 10/31/25(3)	200	187

		3,786

Utilities—0.5%
AmeriGas Partners LP 5.500%, 5/20/25	185	183
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	210
Ferrellgas Partners LP 8.625%, 6/15/20	50	46
6.750%, 6/15/23	365	332
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	320	310
Vistra Operations Company LLC 144A 0.000%, 10/1/20(3)(7)(11)(8)	125	—	(10)

		1,081
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $69,620)		68,669

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—5.2%
Consumer Discretionary—1.0%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 5.022%, 7/23/21	$194	$191
Second Lien, (3 month LIBOR + 6.500%) 8.267%, 7/25/22	227	219
Affinity Gaming LLC, (3 month LIBOR + 3.500%) 5.193%, 7/1/23	296	297
Crown Finance US, Inc., (3 month LIBOR + 2.500%) 0.000%, 2/7/25(12)	210	210
Gateway Casinos & Entertainment Ltd. Tranche B-1, (3 month LIBOR + 3.750%) 5.443%, 2/22/23	45	45
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.650%, 9/29/24	264	267
Hoya Midco LLC First Lien, (1 month LIBOR + 4.000%) 5.648%, 6/30/24	50	50
Laureate Education, Inc. 2024, (1 month LIBOR + 3.500%) 5.148%, 4/26/24	200	201
Neiman Marcus Group Ltd., (1 month LIBOR + 3.250%) 4.830%, 10/25/20	274	232
Playa Resorts Holding B.V., (3 month LIBOR + 3.250%) 4.945%, 4/29/24	254	256
Scientific Games International, Inc. Tranche B-5, (3 month LIBOR + 2.750%) 4.449%, 8/14/24	10	10

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Seminole Tribe of Florida Tranche B, (1 month LIBOR + 2.000%) 3.648%, 7/8/24	$229	$230
U.S. Farathane LLC Tranche B-4, (3 month LIBOR + 3.500%) 5.193%, 12/23/21	100	101
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 4.900%, 8/18/23	182	183

		2,492

Consumer Staples—0.5%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.398%, 8/25/21	354	349
BJ’s Wholesale Club, Inc. Second Lien, (1 month LIBOR + 7.500%) 9.080%, 2/3/25	195	195
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.148%, 10/10/23	173	174
Galleria Co. Tranche B, (1 month LIBOR + 3.000%) 4.625%, 9/29/23	49	49
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.100%, 10/30/22	69	69
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 6.443%, 6/30/24	149	151
TKC Holdings, Inc. First Lien, (3 month LIBOR + 4.250%) 5.970%, 2/1/23	189	191

		1,178

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Energy—0.4%
California Resources Corp., (1 month LIBOR + 10.375%) 11.971%, 12/31/21	$95	$107
Chesapeake Energy Corp. Tranche A, (3 month LIBOR + 7.500%) 9.444%, 8/23/21	29	31
Contura Energy, Inc., (1 month LIBOR + 5.000%) 6.650%, 3/18/24	223	221
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 4.898%, 10/30/24	205	206
Seadrill Operating LP, (3 month LIBOR + 3.000%) 4.693%, 2/21/21	131	113
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 5.850%, 9/27/24	220	221
Ultra Resources, Inc., (1 month LIBOR + 3.000%) 4.588%, 4/12/24	195	194

		1,093

Financials—0.3%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 7.648%, 8/4/25	356	365
Ditech Holding Corp. Tranche B, (1 month LIBOR + 6.000%) 7.648%, 6/30/22	340	335
Genworth Financial, Inc., (3 month LIBOR + 4.500%) 0.000%, 2/28/23(12)	20	20

		720

	PAR VALUE	VALUE
Health Care—0.3%
21st Century Oncology, Inc. Tranche B, (3 month LIBOR + 6.125%) 7.855%, 1/16/23	$32	$31
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.650%, 12/1/23	42	43
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.148%, 2/15/23	90	90
MMM Holdings, Inc., (3 month LIBOR + 8.750%) 10.324%, 6/30/19	32	31
MSO of Puerto Rico, Inc., (3 month LIBOR + 8.750%) 10.324%, 6/30/19	23	22
NVA Holdings, Inc. Second Lien, (3 month LIBOR + 7.000%) 8.693%, 8/14/22	307	307
PharMerica Corp. Second Lien, (1 month LIBOR + 7.750%) 9.329%, 12/5/25	30	30
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 5.943%, 12/30/22	137	137

		691

Industrials—0.9%
84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 6.871%, 10/25/23	488	493
Accudyne Industries LLC, (1 month LIBOR + 3.250%) 4.898%, 8/18/24	55	55
AECOM Tranche B, (3 month LIBOR + 1.750%) 0.000%, 2/23/25(12)	30	30

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Industrials (continued)
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.080%, 11/6/24	$320	$321
PAE Holding Corp. First Lien, (1 month LIBOR + 5.500%) 7.148%, 10/20/22	164	164
Pro Mach Group, Inc. Tranche B, (3 month LIBOR + 3.000%) 0.000%, 3/7/25(12)	20	20
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 5.648%, 11/8/24	309	311
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.734%, 2/28/22	430	432
TransDigm, Inc. Tranche F, (3 month LIBOR + 2.750%) 4.421%, 6/9/23	382	384

		2,210

Information Technology—0.5%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 7.000%) 8.693%, 9/19/25	40	41
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 6.734%, 6/30/21	127	123
Everi Payments, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.148%, 5/9/24	109	110
Intralinks, Inc. First Lien, (3 month LIBOR + 4.000%) 5.700%, 11/14/24	135	135

	PAR VALUE	VALUE
Information Technology (continued)
Kronos, Inc. Second Lien, (3 month LIBOR + 8.250%) 10.023%, 11/1/24	$126	$130
NAB Holding LLC 2018, (3 month LIBOR + 3.000%) 4.694%, 7/1/24	124	125
Presidio Holdings, Inc. Tranche B, (3 month LIBOR + 2.750%) 4.430%, 2/2/24	267	268
SS&C Technologies Holdings, Inc.
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(12)	69	69
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(12)	191	192
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 6.193%, 1/27/23	151	151

		1,344

Materials—0.6%
Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.331%, 12/7/24	129	130
CPG International LLC, (3 month LIBOR + 3.750%) 5.593%, 5/5/24	223	225
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.358%, 8/17/22	492	380
Graftech International Ltd., (3 month LIBOR + 3.500%) 5.081%, 2/12/25	115	115
IPS Acquisition LLC First Lien, (1 month LIBOR + 3.250%) 4.898%, 11/7/24	35	35

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Materials (continued)
KMG Chemicals, Inc., (1 month LIBOR + 2.750%) 4.398%, 6/15/24	$37	$37
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 3.500%) 5.200%, 2/14/24	149	151
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 4.250%) 5.898%, 8/25/23	338	340
PQ Corp. Tranche B-1, (3 month LIBOR + 2.500%) 4.291%, 2/8/25	10	10
W. R. Grace & Co.
Tranche B-1, (3 month LIBOR + 1.750%) 0.000%, 2/23/25(12)	13	13
Tranche B-2, (3 month LIBOR + 1.750%) 0.000%, 2/23/25(12)	22	22

		1,458

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.650%, 3/24/25	138	140

Telecommunication Services—0.3%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.398%, 1/31/25	160	157
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.148%, 11/1/24	310	314
Second Lien, (1 month LIBOR + 8.250%) 9.898%, 11/1/25	175	177

	PAR VALUE		VALUE
Telecommunication Services (continued)
West Corp. Tranche B, (1 month LIBOR + 4.000%) 5.648%, 10/10/24	$96		$97

			745

Utilities—0.3%
APLP Holdings LP, (1 month LIBOR + 3.500%) 5.148%, 4/13/23	123		124
Energy Future Intermediate Holding Co., LLC, (weekly LIBOR + 3.000%) 4.473%, 6/30/18	160		160
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 5.648%, 4/15/24	178		179
Vistra Operations Co., LLC
(1 month LIBOR + 2.500%) 4.148%, 8/4/23	185		186
Tranche C, (1 month LIBOR + 2.500%) 4.148%, 8/4/23	32		32

			681
TOTAL LOAN AGREEMENTS (Identified Cost $12,741)			12,752

	SHARES
PREFERRED STOCKS—1.1%
Financials—0.8%
JPMorgan Chase & Co. Series Z, 5.300%(16)	415	(9)	427
KeyCorp Series D, 5.000%	95	(9)	95
M&T Bank Corp. Series F, 5.125%(16)	175	(9)	178
PNC Financial Services Group, Inc. (The) Series R, 4.850%(16)	305	(9)	307

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS (continued)
Financials (continued)
PNC Financial Services Group, Inc. (The) Series S, 5.000%(16)	395	(9)	$401
Zions Bancorp 6.950%	17,485		507

			1,915

Industrials—0.3%
General Electric Co. Series D, 5.000%(16)	657	(9)	650
TOTAL PREFERRED STOCKS (Identified Cost $2,553)			2,565
COMMON STOCKS—85.6%
Consumer Discretionary—0.0%
VICI Properties, Inc.(1)	3,574		70

Energy—14.2%
Antero Midstream GP LP	121,320		2,244
Cheniere Energy, Inc.(1)	60,365		3,170
Enbridge, Inc.	124,289		3,955
Frontera Energy Corp.(1)	837		28
Kinder Morgan, Inc.	362,311		5,870
ONEOK, Inc.	42,050		2,369
Pembina Pipeline Corp.	101,320		3,258
Targa Resources Corp.	45,340		2,025
TransCanada Corp.	162,758		7,034
Williams Cos., Inc. (The)	182,219		5,058

			35,011

Financials—0.1%
CGG SA(1)	58,409		102

Industrials—29.3%
Abertis Infraestructuras SA	259,245		6,186
Aena SME SA	37,704		7,657
Atlantia SpA	391,934		12,040
Auckland International Airport Ltd.	466,851		2,167
Canadian National Railway Co.	29,475		2,281
CSX Corp.	41,295		2,218
East Japan Railway Co.	30,575		2,868
Flughafen Zuerich AG Registered Shares	18,254		4,334
Fraport AG Frankfurt Airport Services Worldwide	32,365		3,303

	SHARES	VALUE
Industrials (continued)
Norfolk Southern Corp.	31,905	$4,437
Sydney Airport	626,520	3,183
Transurban Group	1,459,385	13,006
Union Pacific Corp.	40,790	5,313
Vinci SA	31,586	3,119

		72,112

Real Estate—7.2%
American Tower Corp.	69,560	9,692
Crown Castle International Corp.	73,220	8,058

		17,750

Telecommunication Services—1.6%
Cellnex Telecom SA	156,270	4,018

Utilities—33.2%
ALLETE, Inc.	29,195	1,990
American Electric Power Co., Inc.	88,985	5,836
American Water Works Co., Inc.	45,370	3,600
Aqua America, Inc.	65,040	2,224
Atmos Energy Corp.	46,005	3,703
CMS Energy Corp.	61,845	2,625
Dominion Energy, Inc.	89,348	6,618
DTE Energy Co.	44,750	4,510
Emera, Inc.	68,455	2,209
Enel SpA	353,200	2,050
Engie SA	151,605	2,364
Fortis, Inc.	105,420	3,445
Iberdrola SA	323,763	2,383
NextEra Energy, Inc.	74,930	11,401
NiSource, Inc.	118,355	2,737
ONE Gas, Inc.	24,820	1,578
Orsted A/S	40,700	2,534
Public Service Enterprise Group, Inc.	79,500	3,850
Sempra Energy	63,350	6,904
Spire, Inc.	27,140	1,840
Vectren Corp.	41,390	2,494
Xcel Energy, Inc.	109,455	4,737

		81,632
TOTAL COMMON STOCKS (Identified Cost $203,077)		210,695

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
RIGHTS—0.0%
Vistra Energy Corp.(8)	2,084	$1
TOTAL RIGHTS (Identified Cost $2)		1
WARRANTS—0.0%
CGG SA(1)	15	—
TOTAL WARRANTS (Identified Cost $—)		—
TOTAL LONG TERM INVESTMENTS—136.2%
(Identified Cost $329,533)		335,298	(14)
SHORT-TERM INVESTMENT—1.6%
Purchased Options—0.2%
(See open purchased options schedule)
Total Purchased Options—0.2% (Premiums Paid $703)		462
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.260%)(15)	3,323,943	3,324
TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,027)		3,786
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—137.7%
(Identified Cost $333,560)		339,084	(14)
WRITTEN OPTIONS—0.4%
(See open written options schedule)
TOTAL WRITTEN OPTIONS—(0.4)%
(Premiums Received $1,253)		(969)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—137.3%
(Identified Cost $332,307)		338,115
Other assets and liabilities, net—(37.3)%		(91,936)

NET ASSETS—100.0%		$246,179

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of February 28, 2018. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities amounted to a value of $62,217 or 25.3% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.
(9)	Value shown as par value.
(10)	Amount is less than $500.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

(11)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(12)	This loan will settle after February 28, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	100% of the income received was in cash.
(14)	All or a portion of the portfolio segregated as collateral for borrowings.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	All or a portion of the security is segregated as collateral for written options.
(17)	No contractual maturity date.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Country Weightings†
United States	59%
Canada	8
Spain	6
Australia	5
Italy	4
France	2
Switzerland	1
Other	15
Total	100%

†	% of total investments net of written options as of February 28, 2018.

Open Purchased Options contracts as of February 28, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	137	$40,141	$2,930	3/2/2018	$1
S&P 500® Index	368	108,192	2,940	3/5/2018	0
S&P 500® Index	429	126,126	2,940	3/7/2018	6
S&P 500® Index	136	39,440	2,900	3/9/2018	3
S&P 500® Index	393	116,328	2,960	3/12/2018	—	(2)
S&P 500® Index	525	154,875	2,950	3/14/2018	15

Put Options
S&P 500® Index	137	34,730	2,535	3/2/2018	5
S&P 500® Index	368	91,632	2,490	3/5/2018	16
S&P 500® Index	429	107,036	2,495	3/7/2018	42
S&P 500® Index	136	34,272	2,520	3/9/2018	26
S&P 500® Index	393	101,198	2,575	3/12/2018	149
S&P 500® Index	525	132,825	2,530	3/14/2018	199

Total Purchased Options					$462

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

Open Written Options contracts as of February 28, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	137	$39,456	$2,880	3/2/2018	$(1)
S&P 500® Index	368	105,432	2,865	3/5/2018	(5)
S&P 500® Index	429	122,694	2,860	3/7/2018	(13)
S&P 500® Index	136	38,760	2,850	3/9/2018	(5)
S&P 500® Index	393	113,577	2,890	3/12/2018	(12)
S&P 500® Index	525	151,463	2,885	3/14/2018	(23)

Put Options
S&P 500® Index	137	35,415	2,585	3/2/2018	(6)
S&P 500® Index	368	94,392	2,565	3/5/2018	(39)
S&P 500® Index	429	110,468	2,575	3/7/2018	(97)
S&P 500® Index	136	34,952	2,570	3/9/2018	(36)
S&P 500® Index	393	103,949	2,645	3/12/2018	(287)
S&P 500® Index	525	136,238	2,595	3/14/2018	(445)

Total Written Options					$(969)

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of February 28, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at February 28, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$6,993	$—	$6,993	$—
Corporate Bonds And Notes	68,669	—	68,668	1
Foreign Government Securities	16,619	—	16,619	—
Loan Agreements	12,752	—	12,752	—
Mortgage-Backed Securities	15,109	—	15,109	—
U.S. Government Securities	1,895	—	1,895	—
Equity Securities:
Common Stocks	210,695	139,413	71,282	—
Preferred Stocks	2,565	507	2,058	—
Purchased Options	462	403	59	—
Rights	1	—	—	1
Short-Term Investments	3,324	3,324	—	—
Warrants	—	—	—	—

Total Investments before Written Options	$339,084	$143,647	$195,435	$2

Written Options	$(969)	$(933)	$(36)	$—

Total Investments Net of Written Options	$338,115	$142,714	$195,399	$2

Securities held by the Fund with an end of period value of $47,938 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities. There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at February 28, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 28, 2018.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

FINANCIAL HIGHLIGHTS (Unaudited)

FEBRUARY 28, 2018

(Reported in thousands except for the per share amounts)

	Total Net Assets		Net Asset Value per share
Beginning of period: November 30, 2017		$289,580		$13.45
Net investment income*	$1,613		$0.08
Net realized and unrealized gain on investments	(37,262)		(1.73)
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(7,771)		(0.36)
Capital share transactions:
Common shares repurchased	19		—

Net increase (decrease) in net assets/net asset value		(43,401)		(2.01)

End of period: February 28, 2018		$246,179		$11.44

*	Computed using average shares outstanding.
**	Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of February 28, 2018, we estimate that 13% of distributions will represent net investment income, 15% will represent short-term capital gains 44% will represent long-term capital gains and 28% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2018 (Unaudited)

Note 1 — Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The significant accounting policies consistently followed by the Fund in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors of the Fund (the “Board”, or the “Directors”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency exchange contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2 — Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

Options	contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability.

The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value,” and written options are reported as a liability within “Written options at value” in the Statement of Assets and Liabilities. Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options”. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

“Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value.” Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations. The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money.”

The Fund invested in derivative instruments during the fiscal period in the form of writing put/call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

Note 3 — Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

VIRTUS TOTAL RETURN FUND INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

FEBRUARY 28, 2018 (Unaudited)

The Fund held securities considered to be illiquid at February 28, 2018, with an aggregate value of $54 representing 0.0% of the Fund’s net assets.

At February 28, 2018, the Fund did not hold any securities that were both illiquid and restricted.

Note 4 — Regulatory Matters and Litigation

From time to time, the Fund, the Fund’s Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 5 — Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information, shareholders may contact the above- referenced toll-free number.

REINVESTMENT PLAN

We urge shareholders who want to take advantage of this plan and whose shares are held in “Street Name,” to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser, DPIM and Newfleet vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board of Directors. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

CERTIFICATION

The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

VIRTUS TOTAL RETURN FUND INC.

101 Munson Street

Greenfield, MA 01301-9668

Board of Directors

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory Member

Officers

George R. Aylward, President and Chief Executive Officer

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

William Renahan, Vice President, Chief Legal Officer, and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

Transfer Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street, NW

7th Floor

Washington, DC 20006

How to Contact Us

Shareholder Services1-866-270-7788

Websitewww.Virtus.com

This report is transmitted to the shareholders of Virtus Total Return Fund Inc. for their information. This is not a prospectus, circular, or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus. com

or visit Virtus.com.

1-Q	4-18